Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.6%
	Exchange Traded Funds - 98.6%
446	Consumer Staples Select Sector SPDR Fund	$32,125
1,185	Financial Select Sector SPDR Fund	42,328
162,846	Invesco China Technology ETF	7,075,659
250	Invesco QQQ Trust Series 1	73,390
429,877	Invesco S&P 500 Equal Weight ETF (a)	63,019,968
1,057	iShares Core Dividend Growth ETF	52,755
156,872	iShares Core S&P Mid-Cap ETF	40,683,185
772,965	iShares Core S&P Small-Cap ETF	79,143,886
593,223	iShares Edge MSCI USA Quality Factor ETF	70,445,231
2,860,181	iShares International Select Dividend ETF (a)	79,770,448
582,583	iShares MSCI All Country Asia ex Japan ETF	38,141,709
772,592	iShares MSCI China ETF	36,976,253
1,288,325	iShares MSCI Eurozone ETF (a)	56,145,203
850,130	iShares MSCI Japan ETF	47,556,272
1,045	iShares MSCI USA Minimum Volatility ETF	73,819
615	iShares MSCI USA Momentum Factor ETF	85,651
571	iShares U.S. Aerospace & Defense ETF	65,500
440	Pacer US Cash Cows 100 ETF	20,970
1,164,622	SPDR Portfolio Emerging Markets ETF (a)	38,770,266
2,125,603	SPDR Portfolio S&P 500 Growth ETF	111,530,390
2,751,076	SPDR Portfolio S&P 500 Value ETF	111,033,427
34,274	VanEck Semiconductor ETF (a)	8,205,196
866	WisdomTree U.S. Quality Dividend Growth Fund	52,809
	TOTAL INVESTMENT COMPANIES (Cost - $826,233,532)	788,996,440

	SHORT TERM INVESTMENTS - 1.4%
	Money Market Funds - 1.4%
11,234,450	First American Treasury Obligations Fund, Class X, 4.48% (b)	11,234,450
	TOTAL SHORT TERM INVESTMENTS (Cost - $11,234,450)	11,234,450

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.2%
89,553,095	First American Government Obligations Fund, Class X, 4.30% (b)	89,553,095
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $89,553,095)	89,553,095

	TOTAL INVESTMENTS - 111.2% (Cost - $927,021,077)	889,783,985
	Liabilities in Excess of Other Assets - (11.2)%	(89,457,087)
	NET ASSETS - 100.0%	$800,326,898

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of February 28, 2023.
(b) Interest rate reflects the seven-day yield on February 28, 2023.